Other Financial Data	12 Months Ended
Sep. 30, 2011
Other Financial Data [Abstract]
Other Financial Data
(17)  Other Financial Data

Items reported in earnings during the years ended September 30 include the following:

	2009	2010	2011
Depreciation expense	$543	562	522
Research and development expense	$460	473	555
Rent expense	$363	353	372

The Company leases facilities, transportation and office equipment and various other items under operating lease agreements. The minimum annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, will approximate $245 in 2012, $179 in 2013, $118 in 2014, $78 in 2015 and $54 in 2016.

Items reported in accrued expenses include the following:

	2010	2011
Employee compensation	$683	640
Customer advanced payments	$385	385
Product warranty	$224	211

Other liabilities are summarized as follows:

	2010	2011
Deferred income taxes	$762	764
Pension plans	612	736
Postretirement plans, excluding current portion	380	361
Other	702	660
Total	$2,456	2,521

Other operating cash flow is comprised of the following:

	2009	2010	2011
Pension expense	$94	132	145
Stock compensation expense	54	217	121
(Gain) Loss on sale of businesses, net of tax	–	(167)	(25)
Other	123	15	38
Total	$271	197	279